Subsequent events (Details)	Jun. 20, 2025 USD ($) location $ / shares	Sep. 02, 2024
Subsequent events
Borrowings interest rate		30.00%
Period of bearing interest		90 days
Nautical Ventures
Subsequent events
Number of commercial locations | location	6
Nautical Ventures | Two commercial locations
Subsequent events
Number of commercial locations | location	2
Estimated useful life of leases	1 year
Monthly lease payments	$ 71,860
Nautical Ventures | Commercial location one
Subsequent events
Lease for additional periods	1 year
Nautical Ventures | Commercial location two
Subsequent events
Lease for additional periods	1 year
Nautical Ventures | Four commercial locations
Subsequent events
Number of commercial locations | location	4
Estimated useful life of leases	5 years
Lease for additional periods	5 years
Monthly lease payments	$ 133,775
Major business combination | Nautical Ventures
Subsequent events
Percentage of issued and outstanding equity acquire	100.00%
Purchase price for acquisition	$ 2,000,000
Real property tax obligations	300,000
Capital contribution	1,700,000
Major business combination | Nautical Ventures | Convertible notes
Subsequent events
Issuance of convertible note	$ 4,000,000
Borrowings interest rate	6.00%
Period of bearing interest	24 months
Conversion price | $ / shares	$ 8.624